Income from equity instruments	12 Months Ended
Dec. 31, 2017
Income from equity instruments [Abstract]
Income from equity instruments

35. Income from equity instruments

“Income from equity instruments” includes the dividends and payments on equity instruments out of profits generated by investees after the acquisition of the equity interest.

The breakdown of the balance of this item is as follows:

Thousand of reais	2017	2016	2015

Equity instruments classified as:
Financial assets held for trading	18,458	21,489	44,312
Financial assets - available-for-sale	64,662	237,056	85,703
Other financial instruments at fair value through profit or loss	-	-	12,866
Total	83,120	258,545	142,881